Related-party transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related-party transactions
27	Related-party transactions

There are no material transactions with related parties, other than those related to our investment disclosed in note 13 and the information disclosed below.

Key management compensation

The total compensation of key management, which was recognized in the consolidated income statement, was as follows:

	2017	2016(i)	2015(i)
	(€’000)
Short-term employee benefits (salaries and bonuses)	3,454	3,473	3,341
Post-employment benefits	62	74	43
Share-based payments	6,386	4,700	4,997
Total	9,902	8,247	8,381

Key management’s share-based payment compensation is disclosed in Note 22.

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.

Remuneration of the Executive Director and Non-executive Directors of the Board

The aggregate reported compensation expense of our Executive Director and the Non-Executive Directors of the Board for the years ended December 31, 2017, 2016 and 2015, is set forth below. The “Share-based payment charges” and the “Total” numbers included in the following tables are calculated in accordance with IFRS accounting standards and reflect charges for both the shares that vested in the year as well as charges for shares that are scheduled to vest in future years.:

	2017
	Salaries		Bonus		Share- based payment charges	Total
	(€’000)
D.C. Ruberg	590	[1]	668	[2]	4,198	5,456
F. Esser	65		—		40	105
M. Heraghty	70		—		40	110
J.F.H.P. Mandeville	90		—		40	130
R. Ruijter	75		—		40	115
Total	890		668		4,358	5,916

	2016					2015
	Salaries		Bonus	Share- based payment charges(i)	Total	Salaries		Bonus	Share- based payment charges(i)	Total
	(€’000)					(€’000)
D.C. Ruberg	590	[1]	597	2,044	3,231	590	[1]	693	2,120	3,403
J.C. Baker						21		—	—	21
F. Esser	65		—	40	105	65		—	27	92
M. Heraghty	70		—	40	110	68		—	27	95
J.F.H.P. Mandeville	115	[3]	—	40	155	40		—	27	67
R.M. Manning						17		—	—	17
R. Ruijter	75		—	40	115	73		—	65	138
Total	915		597	2,204	3,716	874		693	2,266	3,833

1	Includes allowance of €40,000.
2	Based on performance achievements during 2017, this amount is calculated as 121.4% of base salary.
3	Includes €25,000 that has additionally been awarded in relation to the period of July 1, 2015 – December 31, 2015.
(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.

In 2017, 3,984 restricted shares were granted to the Non-executive Directors (996 restricted shares each). Costs related to these grants are reflected as part of share-based payment charges.

The goal of the Company’s remuneration policy is to provide remuneration to its Directors in a form that will attract, retain and motivate qualified industry professionals in an international labor market, and to align the remuneration of the Directors with their short- and long-term performance as well as with interests of the stakeholders of the Company. The compensation of our Directors will be reviewed regularly.

Executive Director Compensation

The total direct compensation program for our Executive Director consists of (i) a base salary, (ii) short-term incentives (“STI”) in the form of an annual cash bonus, (iii) long term incentives (“LTI”) in the form of performance shares, and (iv) perquisites consisting of a car allowance. Our goal is to provide the Executive Director with a base salary around the 50th percentile and STI and LTI in the range of the 50th to 75th percentile of our peer group discussed below.

Overall, for 2015, 2016, and 2017, at risk compensation was 79% of total compensation at target and 86% of total compensation at maximum pay-out of both STI and LTI. The ultimate value of the annual LTI award to the Executive Director is dependent on (1) the number of shares actually earned based on the Company’s relative TSR performance against the constituents of the S&P SmallCap 600 and (2) the Company’s share price on the date of determination. The charts below have been based on (i) the number of shares awarded at target and at maximum pay-out of 175% of the number of shares awarded at target and (ii) are valued using the Company’s share price on the date of the conditional award. These charts do not take into account any appreciation or depreciation of the Company share price that may occur over the performance period.

LOGO

The Company operates in a highly competitive and fast-growing environment where most of our peers are U.S. headquartered companies. We therefore fashion our compensation structures and pay mix to blend both European and U.S. practices. We assess the compensation of the Executive Director against the compensation of executive directors at peer companies based on data provided by Mercer. Our peer group consists of the companies listed below, most of which have European operations and with whom we compete for talent and/or customers and capital. The benchmarking analysis takes into consideration the relative Company size, the Company’s European aspects, and the growth trajectory of our Company. We benchmark our compensation levels every three years, under the guidance of the Compensation Committee, with the most recent analysis performed by Mercer in March 2017.

Our peer group consists of the following companies:

• Akamai Technologies	• Dupont Fabros Technologies1)	• Red Hat
• Autodesk	• Equinix	• Synopsys
• Coresite Realty	• F5 Networks	• Trimble Navigation
• CyrusOne	• Factset Research Systems
• Digital Realty Trust1)	• Internap Network Services

1)	In the course of 2017, Dupont Fabros Technologies was acquired by Digital Realty.

Short Term Incentive

The STI plan for our Executive Director provides for an annual cash bonus. The annual at target value of the cash bonus is 110% of base salary (the “Target Cash Bonus”) for 2017 (compared to 100% of base salary for 2015 and 2016), with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The actual pay-out from the STI plan depends on the achievement of Revenue, Adjusted EBITDA Margin, and individual objectives, all measured over the performance year. These performance objectives are set each year by the Compensation Committee at the beginning of the performance period and are based on the Company’s operating plan. Individual objectives are focused on internal organisational improvements.

The performance achievement on each of these measures, together with their weighting, determine the pay-out of the cash bonus in accordance with the table below.

Pay-out as % of Target Cash Bonus

	Pay-out at Threshold Performance	Pay-out at Target Performance	Pay-out at Maximum Performance
Revenue	0%	40%	60%
Adjusted EBITDA Margin	0%	40%	60%
Individual Performance Objectives	0%	20%	25%
Pay-out as % of at target cash bonus	0%	100%	145%

The cash bonus is paid once Shareholders approve the annual accounts for the performance year at the Annual General Meeting in the following year.

Long Term Incentive

On May 13, 2017 the Board adopted the InterXion Holding N.V. 2017 Executive Director Long-Term Incentive Plan (the “2017 Plan”). The 2017 Plan provides for a number of changes in our Executive Director’s long-term incentive plan to align his long-term incentive compensation (as formerly awarded under the terms and conditions of the InterXion Holding N.V. 2013 Amended International Equity Based Incentive Plan, the “2013 Plan”) with best practices. The main changes are listed below:

•	Disconnected long-term incentive compensation from short-term Company performance by making 100% of the annual conditional performance share awards to our Executive Director subject to relative total shareholder return (“TSR”) performance only.

•	Extended the relative TSR performance period from two to three years.

•	Changed the way performance is measured, moving from measuring the Company’s TSR performance against the performance of the S&P SmallCap 600 Index, to measuring our TSR performance against the TSR performance of the constituents of the S&P SmallCap 600, based on a percentile ranking approach. Given the unique nature of our business and the number of direct peers in our industry, we consider the S&P SmallCap 600 to be the appropriate comparator group.

•	The value of the award at target was not changed. The maximum pay-out opportunity was increased from 150% to 175% of the at target award as the result of the plan amendment, and this award adjustment is a consequence of longer and more rigorous performance conditions.

The 2017 Plan has a four-year vesting period with no additional holding requirements. The Compensation Committee carefully considered whether implementation of a holding period or stock ownership requirement was appropriate at the time of the adoption of the plan. Considering that our Executive Director has a substantial personal shareholding in the Company’s shares, the Committee decided that such provisions are not currently necessary. The Board and the Compensation Committee are constantly striving to ensure strong alignment of our Executive Director’s interests with long-term shareholder value throughout his employment with the Company and will keep this matter under regular review.

The 2017 Plan does not increase the total number of shares that may be granted to the Executive Director, but rather the 2017 Plan will share in the same share pool that remains available for grant under the 2013 Plan.

The terms and conditions of the 2017 Plan not only apply to the 2017 conditional performance share award and future awards to our Executive Director, but also retroactively to shares from the conditional performance share awards made to the Executive Director in 2015 and 2016, that were unvested at the time of the adoption of the 2017 Plan.

Pursuant to the 2017 Plan, performance shares are conditionally awarded on an annual basis at the beginning of each performance year. The annual at target value of the conditional performance share award to our Executive Director in 2015, 2016 and 2017 was 300% of base salary. The number of performance shares conditionally awarded per annum is determined by the annual at target value of the conditional award and the January average Company share price and USD/EUR exchange rate in the first performance year (conditional award year).

The conditional performance share award to the Executive Director is granted at target and subject to the Company’s TSR performance relative to the TSR performance of the constituents of the S&P Small Cap 600 over a three-year period. The three-year performance period runs from January 1 in the first performance year through December 31st in the third performance year. The basis for the performance achievement calculation is the average closing share price in the month of January in the first performance year, and the average closing share price in the month of December in the third performance year. Performance is measured based on a percentile ranking basis, with pay-outs in accordance with the performance/pay-out table below:

TSR Performance Categories (S&P SmallCap 600 Constituents)	Adjustment to the number of Performance Shares Conditionally Awarded
75th Percentile or greater	x 1.75
50th Percentile	x 1.00
25th Percentile	x 0.25
Less than 25th Percentile	x 0.00

For performance between percentile levels shown, pay-outs are linearly interpolated.

Subject to the relative TSR performance threshold being met, the performance shares will vest in two equal instalments. The first instalment (50% of the final performance share award) will vest upon approval at the Annual General Meeting in the year following the end of the three-year performance period. The second instalment (50% of the final performance share award) will vest on the fourth anniversary of the conditional award.

Upon a change of control AND (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement between the Executive Director and the Company is terminated by the Company other than for cause, or (3) the Executive Director is offered a position which is a material demotion to the current position, all performance shares will vest immediately.

Upon retirement, permanent disability or death of the Executive Director, all outstanding and unvested portions of awards will be pro-rated for the period served during the performance period. The pro-rated number of shares will then be adjusted for relative TSR performance over the three-year performance period, and vest in accordance with the vesting schedule of the plan.

In the event the management agreement between the Executive Director and the Company is terminated for cause, all vested and unvested parts of awards made pursuant to the 2017 Plan will be forfeited immediately.

Potential Compensation Pay-Outs

The tables below summarise our Executive Director’s at target and maximum total direct compensation in 2015, 2016 and 2017 (amounts in €’000).

	2015 & 2016 Annual at target amounts		2017 Annual at target amounts
Base Salary	550		550
Car Allowance	40		40
STI: Cash Bonus	550	(100% of Base Salary)	605	(110% of Base Salary)
LTI: Performance Shares	1,650	(300% of Base Salary)*	1,650	(300% of Base Salary)
Total direct compensation	2,790		2,845

	2015 & 2016 Annual maximum amounts		2017 Annual maximum amounts
Base Salary	550		550
Car Allowance	40		40
STI: Cash Bonus	798	(145% of at target bonus)	877	(145% of at target bonus)
LTI: Performance Shares	2,887	(175% of at target award in # shares)*	2,887	(175% of at target award in # shares)
Total direct compensation	4,275		4,354

*	For the years 2015 and 2016, the tables provide the at target and maximum values at award date of the conditional performance share awards made in these years. Of the 68,639 performance shares that were conditionally awarded in 2015, 38,286 shares from this award have vested following the initial adjustment in 2016 of the number of performance shares (in accordance with the terms and conditions of the previous long-term incentive plan), and shareholder approval at the 2016 Annual General Meeting. The unvested portion of 34,320 shares (50%) of the 2015 conditional performance share award is subject to the terms and conditions of the 2017 Plan. The 61,469 performance shares conditionally awarded in 2016 are all subject to the terms and conditions of the 2017 Plan.

In April 2017 the Board approved an increase of the Target Cash Bonus from 100% to 110% of annual base salary to align the cash bonus at target to common practice within our peer group, in accordance with our competitive positioning statement. There was no adjustment made to base salary.

The LTI values are the values at the date of award of the conditional performance share awards to the Executive Director. These values have been based on the number of shares awarded at target and at maximum pay-out of 175% of the number of shares awarded at target, using the Company share price and USD/EUR exchange rate on the date of the conditional award. These values do not take into account any appreciation or depreciation of the Company share price that may occur over the performance period.

The number of shares at target is derived from the annual at target LTI value of 300% of the Executive Director’s base salary, and the January averages of both the Company closing share price and the USD/EURO exchange rate in the conditional award year. The number of performance shares conditionally awarded in each of these award years are provided in the section below under “2015 – 2017 Long-Term Incentive Awards”.

Actual Short-Term Incentive Pay-Outs: 2015 Achievement Against Target

In 2015, the Target Cash Bonus for our Executive Director was €550,000, or 100% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2015 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	381.6	386.6	60%
Revenue Growth		12.0%	13.5%
Adjusted EBITDA Margin	40%	44.0%	44.3%	46%
Individual Performance Objectives	20%		Met	20%
Overall Performance Achievement %	100%			126.0%

Based on actual performance delivered in the performance year 2015, a bonus pay-out of €693,000 (126.0% of the Target Cash Bonus) was approved by the Board in February 2016. The cash bonus was paid upon Shareholder approval of the 2016 annual accounts at the Annual General Meeting in June 2017. The Revenue and the Adjusted EBITDA Margin targets were set for Revenue and Adjusted EBITDA based on the definition of these financial measures as set out in the Consolidated Financial Statements.

Actual Short-Term Incentive Pay-outs: 2016 Achievement Against target

In 2016, the Target Cash Bonus for our Executive Director was €550,000, or 100% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2016 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	424.0	421.8	28.6%
Revenue Growth		9.7%	9.1%
Adjusted EBITDA Margin	40%	44.9%	45.3%	60%
Individual Performance Objectives	20%		Met	20%
Overall Performance Achievement %	100%			108.6%

Based on actual performance delivered in the performance year 2016, a bonus pay-out of €597,143 (108.6% of the Target Cash Bonus) was approved by the Board in February 2017. The cash bonus was paid upon Shareholder approval of the 2016 annual accounts at the Annual General Meeting in June 2017. The Revenue and the Adjusted EBITDA Margin targets were set for Revenue and Adjusted EBITDA based on the definition of these financial measures as set out in the Consolidated Financial Statements.

Actual Short-Term Incentive Pay-outs: 2017 Achievement Against target

In 2017, the Target Cash Bonus for our Executive Director was €605,000, or 110% of base salary, with a maximum pay-out opportunity of 145% of the Target Cash Bonus. The table below sets out the performance targets set for 2017 and the achievement against them.

	Target Weighting	Target Performance	Actual Performance	Pay-out (% of at target cash bonus)
Revenue (in million €)	40%	473.5	493.5	60.0%
Revenue Growth		12.3%	17.0%
Adjusted EBITDA Margin	40%	45.5%	45.0%	27.3%
Individual Performance Objectives	20%		115.0%	23.0%
Overall Performance Achievement %				110.3%

For 2017, the performance against the revenue and Adjusted EBITDA Margin target was calculated based on constant currency Current and comparative prior period results for entities reporting in currencies other than Euro are converted into Euro using the YTD average exchange rates from the prior period rather than the actual exchange rates in effect during the current period. Reported revenue and Adjusted EBITDA Margin were €489.3 million and 45.2%, respectively.

Based on actual performance delivered in the performance year 2017, a bonus pay-out of €667,585 (110.3% of the Target Cash Bonus) was approved by the Board in April 2018. The cash bonus will be paid upon Shareholder approval of the 2017 annual accounts at the Annual General Meeting in 2018.

2015 – 2017 Long-Term Incentive Awards

The following table provides the number of performance shares conditionally awarded in 2015, 2016 and 2017 and the number of shares that would would potentially be awarded (subject to Board and Shareholder approval at the relevant Annual General Meeting) based on three-year relative TSR performance at the 25th, 50th, and 75th percentile performance of the constituents of the S&P SmallCap 600.

	# Performance shares conditionally awarded*		# Performance shares to be awarded based on relative TSR performance
Conditional award year			At 25th percentile	At 50% percentile	At 75th percentile
2015	34,320	**	8,580	34,320	60,060
2016***	61,469		15,367	61,469	107,571
2017***	46,808		11,702	46,808	81,914

*	Calculated based on the Company’s January average closing share price of $27.95 (2015), $29.16 (2016) and $37.42 (2017).
**	The unvested portion (50%) of the 2015 conditional performance share award of 68,639 performance shares. 38,286 shares from the 2015 award have already vested following the initial adjustment in 2016 of the number of performance shares (in accordance with the terms and conditions of the previous long-term incentive plan), and shareholder approval of the adjusted award at the Annual General Meeting in June 2016.
***	The final award determination of the performance shares conditionally awarded in 2016, will be determined early 2019, in accordance with the rules of the 2017 Plan. The final award determination of the performance shares conditionally awarded in 2017 will be determined early 2020. The final performance share awards for the award years 2016 and 2017 will be subject to Board approval and then shareholder approval at the Annual General Meetings in 2019 and 2020, respectively. Should the final relevant awards be approved, the shares will vest in two equal instalments. The first instalment (50% of the initial performance share award) will vest upon approval of the relevant Annual General Meeting, the second instalment (50% of the final performance share award) will vest on January 1st of the following year.

With retroactive effect, all performance shares from the conditional performance share awards made in 2015 and 2016 that were unvested at the time of the adoption of the 2017 Plan are deemed to have been awarded under the terms and conditions of the 2017 Plan.

With respect to the 34,320 unvested performance shares from the 2015 conditional performance share award, the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period January 1, 2015 through December 31, 2017 has been ranked at the 85th percentile.

The following table provides the Company’s three-year TSR performance and the three-year TSR performance of the constituents of the S&P SmallCap over the period January 1, 2015 through December 31, 2017.

Cumulative TSR*
S&P SmallCap 600
75th Percentile	74%
50th Percentile	32%
25th Percentile	-9%
INXN	105%

*	Starting price is the average closing share price in the month of January 2015, ending price is the average closing share price in the month of December 2017. Includes share price appreciation/depreciation, re-investment of dividends and the compounding effect of dividends paid on re-invested dividends, all over the relevant performance period.

Based on the Company’s actual three-year TSR performance relative to the three-year TSR performance of the constituents of S&P SmallCap 600 over the period January 1, 2015 through December 31, 2017 and the performance/pay-out table in the 2017 Plan, a final performance share award has been calculated of 60,060 shares and approved by the Board in April 2018. The final performance share award is subject to shareholder approval at the Annual General Meeting in 2018. Should the final performance share award be approved, the shares will vest in two equal instalments. The first instalment of 30,030 shares (50% of the final performance share award) will vest upon approval at the Annual General Meeting, the second instalment of 30,030 shares (50% of the final performance share award) will vest on January 1, 2019.